Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Payables and Receivables

Related party payables and receivables

	Reimbursement of administrative and funding costs	September 30, 2025	December 31, 2024
Laguz I Fundo de Investimento (1)	Selic	(162,764)	—
J&F (2)	IPCA	(50,225)	77,355
		(212,989)	77,355

(1)	In May 2025, the indirect subsidiary JBS S.A. acquired tax credit rights from the related party Laguz I Fundo de Investimento through an agreement providing for 31 installments, with final maturity in April 2028. These tax credits originate from a judicial claim related to the export credit premium incentive. The case has already been definitively settled in favor of the taxpayer, and is currently in the final stage of assessment and confirmation of the credit balance. The credit rights were acquired at an approximate discount of 35%, and the credits will be used to offset JBS S.A.’s tax obligations once the case is finalized and the use of the credits is authorized by the relevant regulatory authorities. The credits have been recorded under “Other receivables”.

(2)	The net balance payable to J&F refers to: (i) US$93,379 receivable, arising from the settlement agreement entered into between JBS S.A., J&F, and certain former executives of the Company, which resulted in the definitive termination of the dispute addressed in arbitration proceeding, under which J&F committed to settle the amount in accordance with the terms and conditions set forth in the agreement; and (ii) US$143,604 payable, related to the purchase of the Araputanga Plant, to be settled in 19 installments, with final maturity in May 2027.

Schedule of Aggregate Amount of Compensation Received by the Group’s Key Management	The aggregate amount of compensation received by the Group’s key management during the nine-month period ended September 30, 2025 and 2024 was:
	Nine-month period ended September 30
	2025	2024
Salaries and wages	6,082	5,336
Variable cash compensation (1)	25,602	16,599
	31,684	21,935
(1)	Includes US$3,054 paid to certain JBS USA executives related to performance bonuses. These balances were settled through treasury shares of JBS N.V. instead of cash payment.